Cost of sales	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Cost of sales
Note 6. Cost of sales
6.1 Operating costs

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Fees and compensation for services	115,185	62,006	48,729
Salaries and payroll taxes	34,108	27,310	21,072
Employee benefits	11,785	9,333	5,926
Consumption of materials and spare parts	6,422	4,377	4,933
Transport	4,454	4,221	5,214
Easements and fees	6,604	3,288	4,547
Other	8,387	5,991	4,264

Total operating costs	186,945	116,526	94,685

6.2 Crude oil stock fluctuation

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Crude oil stock at beginning of the year (Note 19)	4,384	2,664	4,722
Incorporation through Business Combination (Note 32)	1,451	—	—
Less: Crude oil stock at end of the year (Note 19)	(6,881)	(4,384)	(2,664)

Total crude oil stock fluctuation	(1,046)	(1,720)	2,058

6.3 Royalties and others

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Royalties	271,665	184,441	128,723
Export duties	73,684	59,509	48,090

Total royalties and others	345,349	243,950	176,813